Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
CDS SHORT NORTH AMERICAN HY CREDIT ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CDS SHORT NORTH AMERICAN HY CREDIT ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares CDS Short North American HY Credit ETF (the “Fund”) seeks to provide short exposure to the credit of North American high yield debt issuers.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instrument or derivatives transactions. If these transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through investing in a portfolio of credit derivatives whose underlying reference entities are North American high yield (i.e., below investment grade or “junk bond”) debt issuers. Under normal circumstances, the Fund will invest at least 80% of its net assets in centrally cleared, index-based credit default swaps (“CDS”) that, in combination, should have economic characteristics that correlate to the inverse of the North American high yield credit market. For these purposes, investments in centrally cleared, index-based CDS include not only the amounts associated with direct investments in the CDS but also cash and cash equivalents that are segregated on the Fund’s books and records or are being used as collateral or otherwise available to cover the investment exposure associated with the CDS.

ProShare Advisors will actively manage the Fund, selecting credit derivatives based on the following primary considerations:
  Diversification — maintaining broadly diversified exposure to the credit of North American high yield debt issuers;
  Liquidity — favoring credit derivatives with greater relative liquidity; and
  Sensitivity to Changes in Credit Quality — generally favoring credit derivatives having greater sensitivity to changes in credit quality.
ProShare Advisors may, at times, also consider other factors such as the relative value of one credit derivative versus another.

The Fund seeks to increase in value as the overall North American high yield credit market declines (i.e., the likelihood of payment by North American high yield debt issuers decreases), while also seeking to limit the impact of a change in the credit quality of any single high yield debt issuer.

Credit markets are commonly considered to be declining when credit spreads (i.e., the level of additional yield that is paid on corporate bonds as compared to Treasury securities) are generally increasing.

The Fund presents different risks than other types of funds. The Fund is different from most exchange-traded funds in that it seeks inverse, or “short”, exposure and invests in credit derivatives. The Fund may not be suitable for all investors and should be used only by knowledgeable investors. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full principal value of his/her investment within a single day.

The Fund will invest principally in the financial instruments set forth below. The Fund expects that its cash balances maintained in connection with the use of financial instruments will typically be held in money market instruments.
  Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including ETFs), interest rates or indexes. The Fund primarily invests in derivatives to obtain inverse exposure to North American high yield credit. These derivatives principally include:
  Credit Default Swaps (CDS) — The Fund intends to primarily invest in centrally cleared, index-based CDS. CDS provide exposure to the credit of one or more debt issuers referred to as “reference entities.” These instruments are designed to reflect changes in credit quality, including events of default. CDS are most commonly discussed in terms of buying or selling credit protection with respect to a reference entity. Buying credit protection is equivalent to being “short” credit. Because the Fund seeks to provide short exposure to credit, it will generally be a net buyer of credit protection with respect to North American high yield debt issuers. Index-based CDS provide credit exposure, through a single trade, to a basket of reference entities. A variety of high yield, index-based CDS with different characteristics are currently available in the marketplace with new issuances occurring periodically. Issuances typically vary in terms of underlying reference entities and maturity and, thus, can have significant differences in performance over time.

  For North American high yield, index-based CDS, there are typically new issuances every six months of 5.25 year maturity swap on a 100-name basket, which names vary from issue to issue. Older issues have remaining maturities of up to 4.75 years.
  Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles. Under normal circumstances, the Fund’s investments in such instruments will, in aggregate, maintain a weighted average maturity of three months or less. Such money market instruments include:
  U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. Government.
  Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.
The Fund seeks to remain fully invested (i.e., will not take defensive positions). As such, the Fund should be expected to decrease in value when overall North American high yield credit markets improve. Credit markets are commonly considered to be improving when credit spreads (i.e., the level of additional yield that is paid on corporate bonds as compared to Treasury securities) are generally decreasing.

The Fund will periodically adjust its holdings in order to maintain inverse exposure approximately equivalent to its assets. As the relevant credit market declines (i.e., the likelihood of payment by North American high yield debt issuers decreases), net assets of the Fund will generally increase resulting in inverse exposure that is less than the value of the Fund’s assets. Conversely, when the credit market improves, net assets of the Fund will generally decrease resulting in inverse exposure that is more than the value of the Fund’s assets, and the Fund’s inverse exposure will be periodically adjusted to restore approximately equivalent inverse exposure.

As with any shorting strategy that is periodically rebalanced, the return of the Fund over time will commonly differ in amount, and possibly even direction, from the inverse of the return of a similar long position for the same period. The Fund will lose money over time when the relevant credit market remains stable, and it is possible that the Fund will lose money over time regardless of the performance of the credit market.

The Fund will seek to obtain only non-leveraged short credit exposure (i.e., exposure equivalent to Fund assets).

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investor in the Fund could potentially lose the full principal value of his/her investment within a single day.

While the realization of certain of these risk may benefit the Fund because the Fund seeks to provide short exposure to the credit of North American high yield debt issuers, such occurrences may introduce more volatility to the Fund.
  Risks Associated with the Use of Derivatives — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks and may result in larger losses or smaller gains than investing directly in securities. These risks include counterparty risk and liquidity risk. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The value of an investment in the Fund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
  Credit Default Swap (CDS) Risk — The Fund will normally be a net buyer of credit protection on North American high yield debt issuers through index-based CDS. Upon the occurrence of a credit event, the counterparty to the Fund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although the Fund intends, as practicable, to obtain initial exposure primarily through centrally cleared CDS, an active market may not exist for any of the CDS in which the Fund invests or in the reference entities subject to the CDS. As a result, the Fund’s ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions.
  High Yield Credit Risk — Exposure to high yield (or “junk”) credit may involve greater levels of credit, liquidity and valuation risk than for higher rated instruments. High yield credit may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other types of credit. High yield credit is also subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market. High yield credit is considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than other types of credit. An economic downturn or period of rising interest rates could adversely affect the market for high yield credit and reduce market liquidity (liquidity risk). Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing high yield credit and thereby give rise to valuation risk. While the realization of certain of the risks of high yield credit may benefit the Fund because the Fund seeks investment results that correspond to the inverse of the North American high yield credit market, such occurrences may introduce more volatility to the Fund. In addition, although the Fund will have inverse exposure to the North American high yield credit market, there is no guarantee that the inverse exposure will completely eliminate credit risk.
  Compounding Risk — In the course of managing the Fund’s investments, ProShare Advisors will need to periodically adjust the Fund’s holdings in order to maintain investment exposure approximately equivalent to the Fund’s assets. This process entails obtaining additional inverse exposure as the Fund experiences gains, and reducing inverse exposure as the Fund experiences losses. The Fund’s performance usually will differ in amount, and possibly even direction, from the inverse of the return of a similar long position for the same period. Compounding affects all investments, but has a more significant impact on a fund with a shorting strategy that is periodically rebalanced. The higher the volatility is in the credit markets, the more such rebalancing can adversely affect the Fund’s performance.
  Active Management Risk — The Fund is actively managed and its performance reflects the investment decisions that ProShare Advisors makes for the Fund. ProShare Advisors’ judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.
  Counterparty Risk — The Fund will invest in derivatives involving third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. While the instruments the Fund will use will be centrally cleared, the Fund will still be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties underlying derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of your investment in the Fund may decline. Credit default swap contracts can be traded without material counterparty credit. After a trade is cleared, the exchange is the ultimate counterparty for all contracts, so the counterparty risk on a listed credit default swap contract ultimately is the creditworthiness of the exchange’s clearing corporation.
  Credit Risk — Due to its investments in high yield bonds, the Fund will be subject to the risk that an issuer of a high yield bond is unwilling or unable to make timely payments or otherwise meet its contractual obligations. At times when credit risk increases, the price of high yield bonds (and therefore the value of the Fund) will typically decrease. Conversely, when credit risk of the bonds decreases, the price of high yield bonds (and therefore the value of the Fund) will typically increase. In using sampling techniques, the Fund may be overexposed to certain securities that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such securities.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares halt, investors may be temporarily unable to trade shares of the Fund.
  Inverse Correlation Risk — Investors should lose money when the North American high yield credit market improves—a result that is the opposite from the results of investing in long North American high yield credit market funds.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high inverse correlation with the North American high yield credit market.
  Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Because the Fund generally values such securities as of their local market closing time, the daily NAV and Index performance may vary from the market performance of the Fund as of the Fund’s listing exchange close (typically at 4:00 p.m., Eastern Time). Furthermore, liquidity in such securities may be reduced after the applicable closing times. This may cause wider spreads and larger premiums and discounts than would otherwise be the case if each market was open until the close of trading on the Fund’s listing exchange. Because of the nature of the high yield credit market, shares may typically trade at a larger premium or discount to the value of the Fund’s holdings than shares of many other ETFs. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained.
  Market Risk — The Fund is subject to market risks that will affect the value of its shares. These risks include factors affecting individual companies, political, regulatory, market or economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Volatility in the market and/or market developments may cause the value of an investment in the Fund to decrease over short or long periods of time. As a fund seeking investment results that correspond to the inverse of the North American high yield credit market, the Fund’s performance will generally decrease when market conditions cause the North American high yield credit market to rise.
  Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may cause the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
  Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
  Short Sale Exposure Risk — The Fund may seek inverse exposure through financial instruments, which may cause the Fund to be exposed to certain risks associated with selling securities short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the credits underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the credits underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units, as set forth below, may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund. Inverse exposure must be actively managed in order to keep the Fund fully invested—see “Compounding Risk” for an explanation of how this impacts performance.
  Tax Risk — In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
  Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), ProShare Advisors may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investor in the Fund could potentially lose the full principal value of his/her investment within a single day.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	<ul type="square"><li> Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (“1940 Act”), and has the ability to invest a relatively high percentage of its assets in financial instruments with a single counterparty or a few counterparties. This may cause the credit of one or a relatively smaller number of counterparties to have a greater impact on the Fund’s performance. Notwithstanding the Fund’s status as a “non-diversified” investment company under the 1940 Act, the Fund intends to qualify as a “regulated investment company” (“RIC”) accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. </li></ul>
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting ProShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ProShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2015): 1.78% Worst Quarter (ended 9/30/2016): -3.10% The year-to-date return as of the most recent quarter, which ended June 30, 2018, was -0.05%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>As of December 31, 2017
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
CDS SHORT NORTH AMERICAN HY CREDIT ETF | ProShares CDS Short North American HY Credit ETF
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%	[1]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.78%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	$ 2,477
2015	rr_AnnualReturn2015	(2.10%)
2016	rr_AnnualReturn2016	(10.19%)
2017	rr_AnnualReturn2017	(5.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.10%)
One Year	rr_AverageAnnualReturnYear01	(5.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 2014
CDS SHORT NORTH AMERICAN HY CREDIT ETF | After Taxes on Distributions | ProShares CDS Short North American HY Credit ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.05%)
CDS SHORT NORTH AMERICAN HY CREDIT ETF | After Taxes on Distributions and Sale of Shares | ProShares CDS Short North American HY Credit ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.53%)
CDS SHORT NORTH AMERICAN HY CREDIT ETF | Markit CDX North American High Yield
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.52%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%	[3]

[1]	Before Fee Waivers and Expense Reimbursements
[2]	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.50% through September 30, 2019. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by companies in the index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the index.